Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 60% - Class A
Expense Example, No Redemption:
1 Year	$ 665
3 Years	857
5 Years	1,065
10 Years	1,663
Fidelity Advisor Asset Manager 60% - Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,799
Fidelity Advisor Asset Manager 60% - Class M
Expense Example, No Redemption:
1 Year	467
3 Years	715
5 Years	981
10 Years	1,743
Fidelity Advisor Asset Manager 60% - Class I
Expense Example, No Redemption:
1 Year	70
3 Years	221
5 Years	384
10 Years	859
Fidelity Advisor Asset Manager 60% - Class Z
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	$ 714